Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 16, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO[1]		Compensation Actually Paid to PEO[2]		Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:		Net Loss (in millions)[6]	Adjusted EBITDA (in millions)[7]
	Lalljie	Paucek	Lalljie	Paucek			Total Shareholder Return[4]	Peer Group Total Shareholder Return[5]
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)
2023	$2,786,791	$5,329,474	$(342,178)	$(1,265,680)	$1,307,917	$276,870	$5	$85	$(317.6)	$170.8
2022	N/A	11,935,832	N/A	1,667,574	4,443,790	475,598	26	74	(322.2)	125.1
2021	N/A	17,406,594	N/A	1,829,642	5,880,054	412,314	84	121	(194.8)	66.6
2020	N/A	6,434,348	N/A	18,651,382	2,902,244	9,534,737	167	163	(216.5)	16.1

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			The dollar amounts reported in columns (b) are the amounts of total compensation reported for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.” The PEOs for 2023 were Mr. Paucek and Mr. Lalljie. Mr. Paucek resigned from the position of Chief Executive Officer and Mr. Lalljie was promoted to the position of Chief Executive Officer, each as of November 16, 2023. The PEO for 2022, 2021, and 2020 was Mr. Paucek. Mr. Lalljie's compensation for years in which he did not serve as PEO are included in the Non-PEO NEO amounts.
PEO Total Compensation Amount				$ 11,935,832	$ 17,406,594	$ 6,434,348
PEO Actually Paid Compensation Amount				1,667,574	1,829,642	18,651,382
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The table provided below shows the amounts deducted from and added to the applicable SCT total compensation amount for 2023:

	PEO		Average Non-PEO NEO(a)
	Lalljie	Paucek
Summary Compensation Table Total	$2,786,791	$5,329,474	$1,307,917
Subtract Grant date fair value of equity awards granted in year	2,193,399	4,569,574	860,803
Equity award adjustments(b)(c)
Add Year-end fair value of equity awards	176,070	366,814	106,904
Add Year over year change in fair value of outstanding and unvested equity awards	(1,093,728)	(2,360,389)	(305,709)
Add Fair value as of vesting date of equity awards granted and vested in the year	201,697	420,197	85,207
Add Year over year change in fair value of equity awards granted in prior years that vested in the year	(208,291)	(428,623)	(54,288)
Subtract Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	11,318	23,579	2,358
Total Equity award adjustments	$(935,570)	$(2,025,580)	$(170,244)
Compensation Actually Paid	$(342,178)	$(1,265,680)	$276,870
(a)The NEOs included for purposes of calculating the average amounts in 2023 are as follows: Matthew Norden, Aaron McCullough, and Harsha Mokkarala.
(b)The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(c)Fair value, or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" was determined by reference to (1) for RSUs, closing price of our stock on the applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for financial PRSUs, the same valuation methodology as RSUs except year-end values are multiplied by the probability of achievement as of such date, (3) for market PRSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date, determined based on the same methodology as used to determine grant date fair value, updated at each valuation date, or in the case of the vesting date, the actual vesting price, and (4) for stock options, a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value, updated at each valuation date.

Non-PEO NEO Average Total Compensation Amount			$ 1,307,917	4,443,790	5,880,054	2,902,244
Non-PEO NEO Average Compensation Actually Paid Amount			$ 276,870	475,598	412,314	9,534,737
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The table provided below shows the amounts deducted from and added to the applicable SCT total compensation amount for 2023:

	PEO		Average Non-PEO NEO(a)
	Lalljie	Paucek
Summary Compensation Table Total	$2,786,791	$5,329,474	$1,307,917
Subtract Grant date fair value of equity awards granted in year	2,193,399	4,569,574	860,803
Equity award adjustments(b)(c)
Add Year-end fair value of equity awards	176,070	366,814	106,904
Add Year over year change in fair value of outstanding and unvested equity awards	(1,093,728)	(2,360,389)	(305,709)
Add Fair value as of vesting date of equity awards granted and vested in the year	201,697	420,197	85,207
Add Year over year change in fair value of equity awards granted in prior years that vested in the year	(208,291)	(428,623)	(54,288)
Subtract Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	11,318	23,579	2,358
Total Equity award adjustments	$(935,570)	$(2,025,580)	$(170,244)
Compensation Actually Paid	$(342,178)	$(1,265,680)	$276,870
(a)The NEOs included for purposes of calculating the average amounts in 2023 are as follows: Matthew Norden, Aaron McCullough, and Harsha Mokkarala.
(b)The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(c)Fair value, or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" was determined by reference to (1) for RSUs, closing price of our stock on the applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for financial PRSUs, the same valuation methodology as RSUs except year-end values are multiplied by the probability of achievement as of such date, (3) for market PRSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date, determined based on the same methodology as used to determine grant date fair value, updated at each valuation date, or in the case of the vesting date, the actual vesting price, and (4) for stock options, a Black-Scholes value as of the applicable year-end or vesting date, determined based on the same methodology as used to determine grant date fair value, updated at each valuation date.

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid vs. Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Loss and Adjusted EBITDA
Compensation Actually Paid from 2020-2023

Trend of Net Loss from 2020-2023	Trend of Adjusted EBITDA from 2020-2023

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. Net Loss and Adjusted EBITDA
Compensation Actually Paid from 2020-2023

Trend of Net Loss from 2020-2023	Trend of Adjusted EBITDA from 2020-2023

Total Shareholder Return Vs Peer Group			Compensation Actually Paid vs. Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List, Table			Adjusted EBITDA •Adjusted Net Income •Company's TSR relative to the TSR of companies in the Russell 3000 index •Revenue
Total Shareholder Return Amount			$ 5	26	84	167
Peer Group Total Shareholder Return Amount			85	74	121	163
Net Income (Loss)			$ (317,600,000)	$ (322,200,000)	$ (194,800,000)	$ (216,500,000)
Company Selected Measure Amount			170,800,000	125,100,000	66,600,000	16,100,000
Additional 402(v) Disclosure	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Matthew Norden, Aaron McCullough, and Harsha Mokkarala; (ii) for 2022, Paul Lalljie, Mark Chernis, Matthew Norden and Harsha Mokkarala; (iii) for 2021, Paul Lalljie, Mark Chernis, Matthew Norden, James Kenigsberg and John Ellis; and (iv) for 2020, Paul Lalljie, Mark Chernis, Matthew Norden, and James Kenigsberg.
(4)Represents the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 in the Company. The Company has not paid any cash dividends and, therefore, the Cumulative TSR calculation on its common stock is based solely upon stock price appreciation or depreciation and does not include any reinvestment of cash dividends.
(5)Represents the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the peer group established by the Compensation Committee. For a list of the companies included in the peer group, refer to the section entitled “Executive Compensation – Compensation Discussion and Analysis.” In 2023, Zendesk was removed from the compensation peer group as it was acquired and PowerSchool Holdings, Inc. was added. Assuming the peer group utilized in 2022, the peer group total shareholder return would be $87 as of December 31, 2023.
(6)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
The following graph depicts the SCT total and CAP for the Company's PEOs for the years ended December 31, 2023, 2022, 2021, and 2020, respectively.
PEO CAP vs PEO SCT

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is a non-GAAP measure. Refer to Appendix B for a reconciliation to the most directly comparable GAAP measure. Adjusted EBITDA is defined as net income or net loss, as applicable, before net interest income (expense), other income (expense), net, taxes, depreciation and amortization expense, transaction costs, integration costs, restructuring-related costs, stockholder activism costs, certain litigation-related costs, consisting of fees for certain non-ordinary course litigation and other proceedings, impairment charges, debt modification expense and loss on debt extinguishment, and stock-based compensation expense. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name			Company's TSR relative to the TSR of companies in the Russell 3000 index
Measure:: 4
Pay vs Performance Disclosure
Name			Revenue
Lalljie [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,786,791
PEO Actually Paid Compensation Amount			(342,178)
PEO Name		Mr. Lalljie
Paucek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,329,474
PEO Actually Paid Compensation Amount			(1,265,680)
PEO Name	Mr. Paucek
PEO | Lalljie [Member] | Equity Awards Granted During In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,193,399
PEO | Lalljie [Member] | Equity Awards Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			176,070
PEO | Lalljie [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,093,728)
PEO | Lalljie [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			201,697
PEO | Lalljie [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(208,291)
PEO | Lalljie [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,318
PEO | Lalljie [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(935,570)
PEO | Paucek [Member] | Equity Awards Granted During In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,569,574
PEO | Paucek [Member] | Equity Awards Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			366,814
PEO | Paucek [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,360,389)
PEO | Paucek [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			420,197
PEO | Paucek [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(428,623)
PEO | Paucek [Member] | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			23,579
PEO | Paucek [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,025,580)
Non-PEO NEO | Equity Awards Granted During In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 860,803
Non-PEO NEO | Equity Awards Year End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				106,904
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(305,709)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				85,207
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(54,288)
Non-PEO NEO | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,358
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (170,244)